Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Summary of expected useful lives	The normal expected useful lives of the major categories of PP&E are:

•Leasehold improvements	shorter of the lease term or useful life
•Plant and machinery	5 years
•Furniture, fittings and equipment	5 years